SUPPLEMENTAL CASH FLOW INFORMATION (Tables)	12 Months Ended
Dec. 31, 2024
SUPPLEMENTAL CASH FLOW INFORMATION [Abstract]
Supplemental Cash Flow Information
Non-cash investing and financing activities for the years ended December 31, 2024, 2023 and 2022 are presented below:

	2024	2023	2022
Unpaid acquisition of PPE	20,043,792	15,470,394	12,524,749
Principal payment of financial lease (1)	7,492,491	5,844,723	6,113,542
(1)	Cancelled through compensation with trade receivables with the creditor. See Note 13.